1(650) 320-1894

peiyizhao@paulhastings.com

April 25, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vermillion, Inc.

Preliminary Proxy Statement on Schedule 14A per Rule 14a-6(a)

Ladies and Gentlemen:

On behalf of our client, Vermillion, Inc. (the “Company”), and pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, we hereby transmit for filing:

•	One copy of the preliminary proxy statement in connection with the Company’s 2012 Annual Meeting of Stockholders (the “2012 Annual Meeting”).

The Company is filing its proxy statement in preliminary form only because stockholders of the Company provided notice to the Company of their intention to nominate two director nominees in opposition to the director nominees recommended by the Company’s Board of Directors at the 2012 Annual Meeting and filed a preliminary proxy statement on April 20, 2012, and the Company referred to the stockholders’ solicitation in opposition in the preliminary proxy statement.

Please contact me at (650) 320-1894 with any questions or comments you may have or for any further information you may desire.

Sincerely,

/s/ Peiyi Zhao

of PAUL HASTINGS LLP